Intangible Assets, Net (Details 1)	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	19.10%
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	7.50%
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	26.00%
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10.00%